Summary of Significant Accounting Policies (Details Narrative) (Huale Group Co.Limited) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended
	Sep. 30, 2018	Mar. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2018	Jan. 02, 2019	Dec. 31, 2018
Net loss			$ (185,750)	$ (286,823)	$ (967,491)	$ (284,655)
Net current liability			1,517,991		1,217,646
Total (deficit) equity			(1,420,886)	(576,475)	(1,216,410)	(298,447)			$ 463
Asset impairment charge					$ 161,274
Statutory reserves, description			PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.		PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.
Operating lease description			a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.		a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.
Lessee operating lease term			12 months		12 months
Value added tax rate			6.00%		6.00%
Value addet tax, description			From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.		From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.
Right-of-use assets			$ 277,516			264,164
Operating lease liabilities			$ 430,317		$ 177,641	268,603
Shenzhen Yeller [Member]
Value added tax rate	13.00%						3.00%
Shenzhen Yeller [Member] | Minimum [Member]
Value added tax rate	9.00%
Shenzhen Yeller [Member] | Maximum [Member]
Value added tax rate	6.00%
QCM Small-Scale Taxpayer [Member]
Value added tax rate		3.00%
Salvage Value [Member]
Salvage percentage			0.00%		0.00%
Huale Group Co., Ltd ("HGL") [Member]
Net loss				245,480
Net current liability				694,937
Total (deficit) equity				364,075
Asset impairment charge
Statutory reserves, description				PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.
Operating lease description				a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.
Lessee operating lease term				12 months
Value added tax rate				6.00%
Value addet tax, description				From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.
Right-of-use assets				$ 209,977
Operating lease liabilities				$ 214,947		$ 268,603
Huale Group Co., Ltd ("HGL") [Member] | ASU 2016-02 [Member]
Right-of-use assets								$ 264,164
Operating lease liabilities								$ 268,604
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Yeller [Member]
Value added tax rate	13.00%						3.00%
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Yeller [Member] | Minimum [Member]
Value added tax rate	9.00%
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Yeller [Member] | Maximum [Member]
Value added tax rate	6.00%
Huale Group Co., Ltd ("HGL") [Member] | QCM Small-Scale Taxpayer [Member]
Value added tax rate		3.00%
Huale Group Co., Ltd ("HGL") [Member] | Salvage Value [Member]
Salvage percentage				0.00%